Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Compensation Summary of Financial Statement Components Restricted Stock Units Without Market Conditions
The following table summarizes the components of the Company's stock-based compensation related to its employee RSUs recognized in the Company's consolidated financial statements (in millions):

December 31,	2022	2021	2020
RSU expense before income tax	$16	$12	$10
Tax benefit	(2)	(2)	(2)
RSU expense, net of tax	$14	$10	$8
Total value of RSUs converted (1)	$8	$13	$11
Total fair value of RSUs vested	$13	$10	$10
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(1)Amount represents fair market value on the date of conversion.

Schedule of Share Based Compensation Restricted Stock Units Without Market Conditions Activity Table
A summary of the activity of RSUs for the year ended December 31, 2022 follows (RSUs in thousands):

	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2021	1,558	$24.14
Vested	(576)	22.33
Forfeited and expired	(102)	23.72
Granted	821	20.92
Nonvested at December 31, 2022	1,701	$23.22	1.97
Expected to vest at December 31, 2022	1,572	$23.25

Schedule of Share Based Compensation Restricted Stock Units Without Market Condition Vested And Converted
The following table summarizes the RSUs that vested and were converted during the periods indicated (RSUs in thousands):

Year Ended December 31,	2022	2021	2020
RSUs vested during the year	576	634	806
RSUs converted during the year, net of shares withheld for taxes	380	452	547
Shares withheld for taxes	196	182	259